Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000064595
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class A
Trading Symbol	TOLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%	[1]
AssetsNet	$ 920,022,144
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,380,052
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	920,022,144
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	3,380,052

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	40%
Energy	27%
Industrials	16%
Real Estate	11%
Communication Services	5%

Geographical Diversification

Country	% of Net Assets
United States	50%
Canada	14%
United Kingdom	9%
France	8%
Spain	7%
Mexico	2%
Hong Kong	2%
Brazil	2%
Australia	1%
Germany	1%
Other	4%

Ten Largest Equity Holdings

Holdings	51.1% of Net Assets
American Tower Corp. (United States)	7.2%
Vinci SA (France)	7.1%
Enbridge, Inc. (Canada)	6.7%
Williams Companies, Inc. (United States)	5.7%
National Grid PLC (United Kingdom)	5.4%
Exelon Corp. (United States)	4.7%
Cellnex Telecom SA (Spain)	4.1%
PG&E Corp. (United States)	3.6%
NiSource, Inc. (United States)	3.3%
CenterPoint Energy, Inc. (United States)	3.3%

C000064596
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class C
Trading Symbol	TOLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	2.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.01%	[2]
AssetsNet	$ 920,022,144
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,380,052
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	920,022,144
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	3,380,052

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	40%
Energy	27%
Industrials	16%
Real Estate	11%
Communication Services	5%

Geographical Diversification

Country	% of Net Assets
United States	50%
Canada	14%
United Kingdom	9%
France	8%
Spain	7%
Mexico	2%
Hong Kong	2%
Brazil	2%
Australia	1%
Germany	1%
Other	4%

Ten Largest Equity Holdings

Holdings	51.1% of Net Assets
American Tower Corp. (United States)	7.2%
Vinci SA (France)	7.1%
Enbridge, Inc. (Canada)	6.7%
Williams Companies, Inc. (United States)	5.7%
National Grid PLC (United Kingdom)	5.4%
Exelon Corp. (United States)	4.7%
Cellnex Telecom SA (Spain)	4.1%
PG&E Corp. (United States)	3.6%
NiSource, Inc. (United States)	3.3%
CenterPoint Energy, Inc. (United States)	3.3%

C000148174
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	TOLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[3]
AssetsNet	$ 920,022,144
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,380,052
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	920,022,144
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	3,380,052

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	40%
Energy	27%
Industrials	16%
Real Estate	11%
Communication Services	5%

Geographical Diversification

Country	% of Net Assets
United States	50%
Canada	14%
United Kingdom	9%
France	8%
Spain	7%
Mexico	2%
Hong Kong	2%
Brazil	2%
Australia	1%
Germany	1%
Other	4%

Ten Largest Equity Holdings

Holdings	51.1% of Net Assets
American Tower Corp. (United States)	7.2%
Vinci SA (France)	7.1%
Enbridge, Inc. (Canada)	6.7%
Williams Companies, Inc. (United States)	5.7%
National Grid PLC (United Kingdom)	5.4%
Exelon Corp. (United States)	4.7%
Cellnex Telecom SA (Spain)	4.1%
PG&E Corp. (United States)	3.6%
NiSource, Inc. (United States)	3.3%
CenterPoint Energy, Inc. (United States)	3.3%

C000064597
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class S
Trading Symbol	TOLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$58	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[4]
AssetsNet	$ 920,022,144
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,380,052
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	920,022,144
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	3,380,052

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	40%
Energy	27%
Industrials	16%
Real Estate	11%
Communication Services	5%

Geographical Diversification

Country	% of Net Assets
United States	50%
Canada	14%
United Kingdom	9%
France	8%
Spain	7%
Mexico	2%
Hong Kong	2%
Brazil	2%
Australia	1%
Germany	1%
Other	4%

Ten Largest Equity Holdings

Holdings	51.1% of Net Assets
American Tower Corp. (United States)	7.2%
Vinci SA (France)	7.1%
Enbridge, Inc. (Canada)	6.7%
Williams Companies, Inc. (United States)	5.7%
National Grid PLC (United Kingdom)	5.4%
Exelon Corp. (United States)	4.7%
Cellnex Telecom SA (Spain)	4.1%
PG&E Corp. (United States)	3.6%
NiSource, Inc. (United States)	3.3%
CenterPoint Energy, Inc. (United States)	3.3%

C000064598
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	TOLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.01%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.13%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%	[5]
AssetsNet	$ 920,022,144
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 3,380,052
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	920,022,144
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	3,380,052

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Master Limited Partnerships	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	40%
Energy	27%
Industrials	16%
Real Estate	11%
Communication Services	5%

Geographical Diversification

Country	% of Net Assets
United States	50%
Canada	14%
United Kingdom	9%
France	8%
Spain	7%
Mexico	2%
Hong Kong	2%
Brazil	2%
Australia	1%
Germany	1%
Other	4%

Ten Largest Equity Holdings

Holdings	51.1% of Net Assets
American Tower Corp. (United States)	7.2%
Vinci SA (France)	7.1%
Enbridge, Inc. (Canada)	6.7%
Williams Companies, Inc. (United States)	5.7%
National Grid PLC (United Kingdom)	5.4%
Exelon Corp. (United States)	4.7%
Cellnex Telecom SA (Spain)	4.1%
PG&E Corp. (United States)	3.6%
NiSource, Inc. (United States)	3.3%
CenterPoint Energy, Inc. (United States)	3.3%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.